FSS2 P1 0617

SUPPLEMENT DATED JUNE 8, 2017

TO THE PROSPECTUS DATED SEPTEMBER 1, 2016

OF

FRANKLIN STRATEGIC SERIES
(Franklin Biotechnology Discovery Fund)

Effective June 30, 2017, the prospectus is amended as follows:

I.              The portfolio management team under the “Fund Summary – Management” section beginning on page 9 is revised as follows:

Portfolio Managers

Evan McCulloch, CFA           Vice President of Advisers and portfolio manager of the Fund since 1997.

Steven Kornfeld, CFA            Portfolio Manager of Advisers and portfolio manager of the Fund since 2015.

II.             The portfolio management team under the “Fund Details –  Management” section beginning on page 27 is revised as follows:

Evan McCulloch, CFA   Vice President of Advisers

Mr. McCulloch has been a portfolio manager of the Fund since 1997 and assumed duties of lead portfolio manager of the Fund in 2000. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated cash management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1992.

Steven Kornfeld, CFA   Portfolio Manager of Advisers

Mr. Kornfeld has been a portfolio manager of the Fund since 2015, providing research and advice on the purchases and sales of individual securities and portfolio risk assessment. He joined Franklin Templeton Investments in 2001.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

Please keep this supplement with your prospectus for future reference.

FSS2 SA1 06/17

SUPPLEMENT DATED JUNE 8, 2017
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED SEPTEMBER 1, 2016
OF
FRANKLIN STRATEGIC SERIES

(Franklin Biotechnology Discovery Fund, Franklin Natural Resources Fund)

Effective June 30, 2017, the Statement of Additional Information is amended as follows:

For the sections entitled “Management and Other Services – Portfolio Managers” on page 41 and  “Management and Other Services – Portfolio Managers – Ownership of Fund Shares” on page 43, references to Mr. Christopher Lee are removed from the tables.

Please keep this supplement with your Statement of Additional Information for future reference.